Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 10, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schwab U.S. TIPS ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. TIPS ETF
Account Value	[1]	$ 12,410.5						$ 12,173.58	$ 11,720.23		$ 13,313.08	$ 12,583.47	$ 11,342.27		$ 10,466.85	$ 10,606.06	$ 10,302.59	$ 9,849.73	$ 10,000
Schwab Short-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Short-Term U.S. Treasury ETF
Account Value	[1]	$ 11,396.52						10,958.7	10,510.67		10,931.79	11,004.64	10,672.95		10,309.41	10,157.5	10,121.8	10,043.85	10,000
Schwab Intermediate-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Intermediate-Term U.S. Treasury ETF
Account Value	[1]	$ 11,136.47						10,990.29	10,538.02		11,791.86	12,102.65	11,245.7		10,571.15	10,437.3	10,279.46	10,161.78	10,000
Schwab Long-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Long-Term U.S. Treasury ETF
Account Value	[1]	$ 7,261.28						7,749.54	7,503		10,630.81	11,185.93		$ 9,830
Schwab U.S. Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Aggregate Bond ETF
Account Value	[1]	$ 11,353.72						11,212.33	10,624.97		12,225.52	12,442.09	11,574.56		10,653.6	10,663.36	10,306.42	10,055.69	10,000
Schwab 1-5 Year Corporate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab 1-5 Year Corporate Bond ETF
Account Value	[1]	$ 11,054.24						10,532.43	9,923.25		10,516.97	10,584.27		10,010
Schwab 5-10 Year Corporate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab 5-10 Year Corporate Bond ETF
Account Value	[1]	$ 10,499.69						10,162.55	9,337.18		10,857.39	11,056.2		10,022
Schwab Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Municipal Bond ETF
Account Value	[1]	$ 11,021.34						10,897.04	10,292.59	$ 9,826
Schwab Ultra Short Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Ultra-Short Income ETF
Account Value	[1]	$ 10,195.8	$ 10,158.41	$ 10,117.41	$ 10,092	$ 10,036	$ 10,036
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Bond Index
Account Value		$ 11,093.76						10,978.1	10,317.63	9,828.46
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4],[5],[6],[7],[8]	Bloomberg US Aggregate Bond Index
Account Value		$ 11,431.77	10,035.25	9,930.26	10,182.78	10,048.24	10,048.24	11,290.61	10,699.08		12,299.22	12,491.85	11,619.61	9,989.4	10,687.97	10,686.76	10,321.2	10,055	10,000
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Account Value		$ 12,480.76						12,255.73	11,796.22		13,381.33	12,629.13	11,378.38		10,493.96	10,628.07	10,317.82	9,856.22	10,000
Bloomberg US Treasury 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 1-3 Year Index
Account Value		$ 11,466.73						11,022.8	10,569.04		10,988.35	11,054.92	10,716.31		10,344.61	10,185.68	10,142.7	10,055.97	10,000
Bloomberg US Treasury 3-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 3-10 Year Index
Account Value		$ 11,200.15						11,061.13	10,608		11,852.53	12,155.46	$ 11,289.59		$ 10,607.35	$ 10,465.8	$ 10,302.89	$ 10,172.8	$ 10,000
Bloomberg US Long Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Treasury Index
Account Value		$ 7,281.9						7,780.76	7,549.49		10,671.48	11,191.46		9,832.01
Bloomberg US 1-5 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1-5 Year Corporate Bond Index
Account Value		$ 11,097.78						10,574.83	9,957.1		10,550.53	10,600.29		10,011.19
Bloomberg US 5-10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 5-10 Year Corporate Bond Index
Account Value		$ 10,533.8						10,206.02	9,377.07		$ 10,889.23	$ 11,057.74		$ 10,025.79
ICE AMT-Free Core U.S. National Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE AMT-Free Core U.S. National Municipal Index
Account Value		$ 11,032.73						$ 10,895.85	$ 10,259.58	$ 9,810.31
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 10,191.42	$ 10,150.38	$ 10,111.74	$ 10,073.48	$ 10,029.97	$ 10,029.97

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Due to new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[4]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
[6]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
[8]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.